UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5360
Oppenheimer Main Street Funds, Inc.
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: August 31
Date of reporting period: 02/28/2011

Item 1. Reports to Stockholders.

February 28, 2011

Oppenheimer

Main Street Fund®

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®

The Right Way to Invest

February 28, 2011 Management Oppenheimer Commentary Main Street Fund® and Semiannual Report MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Managers SEMIANNUAL REPORT Listing of Top Holdings Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries
Oil, Gas & Consumable Fuels	11.7%
Commercial Banks	6.8
Internet Software & Services	6.1
Computers & Peripherals	5.0
Pharmaceuticals	5.0
Diversified Financial Services	4.8
Food Products	4.6
Tobacco	4.4
Insurance	3.7
Capital Markets	3.5
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2011, and are based on net assets.

Top Ten Common Stock Holdings
Apple, Inc.	4.7%
Chevron Corp.	4.4
Philip Morris International, Inc.	4.4
Occidental Petroleum Corp.	4.1
CIT Group, Inc.	3.5
eBay, Inc.	3.4
Wells Fargo & Co.	3.2
Ford Motor Co.	3.1
AES Corp. (The)	3.0
United Parcel Service, Inc., Cl. B	2.9
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2011, and are based on net assets. For more current Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
8 | OPPENHEIMER MAIN STREET FUND

Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2011, and are based on the total market value of common stocks.
9 | OPPENHEIMER MAIN STREET FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus, and if available, the Fund’s summary prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus, and if available, summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 2/3/88. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 10/3/94. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 11/1/96. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
10 | OPPENHEIMER MAIN STREET FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
11 | OPPENHEIMER MAIN STREET FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	September 1, 2010	February 28, 2011	February 28, 2011

Actual
Class A	$1,000.00	$1,236.80	$5.50
Class B	1,000.00	1,231.00	10.28
Class C	1,000.00	1,232.10	9.61
Class N	1,000.00	1,235.00	6.89
Class Y	1,000.00	1,239.00	3.17

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.89	4.97
Class B	1,000.00	1,015.62	9.29
Class C	1,000.00	1,016.22	8.69
Class N	1,000.00	1,018.65	6.23
Class Y	1,000.00	1,021.97	2.86
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 28, 2011 are as follows:

Class	Expense Ratios

Class A	0.99%
Class B	1.85
Class C	1.73
Class N	1.24
Class Y	0.57
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
12 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS February 28, 2011 / Unaudited

	Shares	Value

Common Stocks—97.6%
Consumer Discretionary—11.2%
Automobiles—3.1%
Ford Motor Co.[1]	11,985,060	$180,375,153
Hotels, Restaurants & Leisure—3.3%
Hyatt Hotels Corp., Cl. A1	1,919,888	87,834,876
McDonald’s Corp.	1,397,221	105,741,685

		193,576,561

Media—2.9%
McGraw-Hill Cos., Inc. (The)	3,474,774	134,404,258
Washington Post Co. (The), Cl. B	85,544	37,048,251

		171,452,509

Specialty Retail—1.9%
AutoZone, Inc.[1]	306,900	79,164,855
TJX Cos., Inc. (The)	644,490	32,140,716

		111,305,571

Consumer Staples—10.2%
Beverages—1.2%
Dr. Pepper Snapple Group, Inc.	2,015,490	72,678,569
Food Products—4.6%
General Mills, Inc.	3,021,450	112,216,653
Mead Johnson Nutrition Co., Cl. A	1,531,001	91,630,410
Sara Lee Corp.	3,655,890	62,588,837

		266,435,900

Tobacco—4.4%
Philip Morris International, Inc.	4,120,426	258,680,344
Energy—11.7%
Oil, Gas & Consumable Fuels—11.7%
Chevron Corp.	2,496,239	258,984,796
Enterprise Products Partners LP	1,583,982	69,061,615
Kinder Morgan Inc.[1]	740,870	22,596,535
Noble Energy, Inc.	800,080	74,135,413
Occidental Petroleum Corp.	2,331,646	237,757,943
Plains All American Pipeline LP	337,429	22,091,477

		684,627,779

Financials—18.8%
Capital Markets—3.5%
Goldman Sachs Group, Inc. (The)	528,510	86,559,368
State Street Corp.	2,579,930	115,374,470

		201,933,838

Commercial Banks—6.8%
CIT Group, Inc.[1]	4,797,156	207,812,798
Wells Fargo & Co.	5,885,320	189,860,423

		397,673,221

Diversified Financial Services—4.8%
Bank of America Corp.	9,847,510	140,720,918
Citigroup, Inc.[1]	30,632,287	143,359,103

		284,080,021

Insurance—3.7%
Aflac, Inc.	2,024,260	119,147,944
Progressive Corp.	4,809,180	100,175,219

		219,323,163

Health Care—10.5%
Biotechnology—1.9%
Celgene Corp.[1]	1,633,200	86,722,920
Human Genome Sciences, Inc.[1]	1,054,500	26,394,135

		113,117,055

Health Care Equipment & Supplies—0.1%
Intuitive Surgical, Inc.[1]	24,860	8,152,837
Health Care Providers & Services—3.2%
Express Scripts, Inc.[1]	1,171,510	65,862,292
WellPoint, Inc.[1]	1,796,930	119,441,937

		185,304,229
13 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Life Sciences Tools & Services—0.3%
Waters Corp.[1]	188,310	$15,639,146
Pharmaceuticals—5.0%
Abbott Laboratories	2,167,620	104,262,522
Merck & Co., Inc.	3,090,908	100,670,874
Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,736,280	86,987,628

		291,921,024

Industrials—9.3%
Aerospace & Defense—2.1%
Boeing Co. (The)	776,410	55,909,284
Precision Castparts Corp.	483,500	68,536,125

		124,445,409

Air Freight & Logistics—2.9%
United Parcel Service, Inc., Cl. B	2,314,586	170,816,447
Commercial Services & Supplies—0.7%
Republic Services, Inc.	1,470,690	43,547,131
Construction & Engineering—0.5%
KBR, Inc.	865,738	28,396,206
Industrial Conglomerates—2.7%
Tyco International Ltd.	3,495,388	158,480,892
Road & Rail—0.4%
Norfolk Southern Corp.	334,450	21,933,231
Information Technology—19.3%
Communications Equipment—3.4%
QUALCOMM, Inc.	2,805,118	167,128,930
Research in Motion Ltd.[1]	479,820	31,735,295

		198,864,225

Computers & Peripherals—5.0%
Apple, Inc.[1]	774,845	273,683,002
Western Digital Corp.[1]	708,300	21,659,814

		295,342,816

Internet Software & Services—6.1%
eBay, Inc.[1]	5,988,900	200,658,095
Google, Inc., Cl. A1	256,106	157,095,420

		357,753,515

Semiconductors & Semiconductor Equipment—1.6%
Marvell Technology Group Ltd.[1]	5,067,300	92,630,244
Software—3.2%
Check Point Software Technologies Ltd.[1]	1,286,527	64,120,506
Microsoft Corp.	4,643,180	123,415,724

		187,536,230

Materials—1.6%
Chemicals—1.6%
Praxair, Inc.	976,017	96,996,569
Telecommunication Services—2.0%
Wireless Telecommunication Services—2.0%
America Movil SAB de CV, ADR, Series L	2,086,880	119,828,650
Utilities—3.0%
Energy Traders—3.0%
AES Corp. (The)[1]	14,472,702	179,027,324

Total Common Stocks (Cost $4,309,654,858)		5,731,875,809

Investment Company—2.6%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.21% [2,3] (Cost $152,365,239)	152,365,239	152,365,239

Total Investments, at Value (Cost $4,462,020,097)	100.2%	5,884,241,048
Liabilities in Excess of Other Assets	(0.2)	(14,425,543)

Net Assets	100.0%	$5,869,815,505

14 | OPPENHEIMER MAIN STREET FUND

Footnotes to Statement of Investments
1.	Non-income producing security.

2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	August 31, 2010	Additions	Reductions	February 28, 2011

Oppenheimer Institutional Money Market Fund, Cl. E	72,677,364	538,330,438	458,642,563	152,365,239

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$152,365,239	$124,102
3.	Rate shown is the 7-day yield as of February 28, 2011.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of February 28, 2011 based on valuation input level:

		Level 2—
	Level 1—	Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$656,709,794	$—	$—	$656,709,794
Consumer Staples	597,794,813	—	—	597,794,813
Energy	684,627,779	—	—	684,627,779
Financials	1,103,010,243	—	—	1,103,010,243
Health Care	614,134,291	—	—	614,134,291
Industrials	547,619,316	—	—	547,619,316
Information Technology	1,132,127,030	—	—	1,132,127,030
Materials	96,996,569	—	—	96,996,569
Telecommunication Services	119,828,650	—	—	119,828,650
Utilities	179,027,324	—	—	179,027,324
Investment Company	152,365,239	—	—	152,365,239

Total Assets	$5,884,241,048	$—	$—	$5,884,241,048

15 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments continued
Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
16 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
February 28, 2011

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $4,309,654,858)	$5,731,875,809
Affiliated companies (cost $152,365,239)	152,365,239

5,884,241,048
Cash	38,592
Receivables and other assets:
Dividends	8,450,922
Investments sold	6,447,182
Shares of capital stock sold	1,065,396
Other	343,256

Total assets	5,900,586,396

Liabilities
Payables and other liabilities:
Investments purchased	16,486,352
Shares of capital stock redeemed	9,679,065
Distribution and service plan fees	2,354,745
Transfer and shareholder servicing agent fees	1,020,960
Shareholder communications	665,721
Directors’ compensation	194,617
Other	369,431

Total liabilities	30,770,891

Net Assets	$5,869,815,505

Composition of Net Assets
Par value of shares of capital stock	$1,766,349
Additional paid-in capital	5,784,889,369
Accumulated net investment income	17,265,096
Accumulated net realized loss on investments	(1,356,326,260)
Net unrealized appreciation on investments	1,422,220,951

Net Assets	$5,869,815,505

17 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $4,681,227,987 and 140,084,516 shares of capital stock outstanding)	$33.42
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$35.46

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $352,570,225 and 10,860,130 shares of capital stock outstanding)	$32.46

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $600,552,719 and 18,602,831 shares of capital stock outstanding)	$32.28

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $115,685,104 and 3,507,921 shares of capital stock outstanding)	$32.98

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $119,779,470 and 3,579,475 shares of capital stock outstanding)	$33.46
See accompanying Notes to Financial Statements.
18 | OPPENHEIMER MAIN STREET FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended February 28, 2011

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $206,616)	$47,314,969
Affiliated companies	124,102
Interest	3,088
Other income	282,089

Total investment income	47,724,248

Expenses
Management fees	12,992,662
Distribution and service plan fees:
Class A	5,434,684
Class B	1,738,295
Class C	2,888,903
Class N	282,057
Transfer and shareholder servicing agent fees:
Class A	5,625,712
Class B	862,954
Class C	692,687
Class N	149,266
Class Y	52,461
Shareholder communications:
Class A	489,060
Class B	86,518
Class C	58,417
Class N	5,264
Class Y	1,553
Directors’ compensation	99,147
Custodian fees and expenses	16,053
Administration service fees	750
Other	203,440

Total expenses	31,679,883
Less waivers and reimbursements of expenses	(344,116)

Net expenses	31,335,767

Net Investment Income	16,388,481

Realized and Unrealized Gain
Net realized gain on investments from unaffiliated companies	187,280,175
Net change in unrealized appreciation/depreciation on investments	958,771,026

Net Increase in Net Assets Resulting from Operations	$1,162,439,682

See accompanying Notes to Financial Statements.
19 | OPPENHEIMER MAIN STREET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	February 28, 2011	August 31,
	(Unaudited)	2010

Operations
Net investment income	$16,388,481	$39,031,085
Net realized gain	187,280,175	571,105,065
Net change in unrealized appreciation/depreciation	958,771,026	(318,253,091)

Net increase in net assets resulting from operations	1,162,439,682	291,883,059

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(24,564,610)	(39,350,008)
Class B	—	(583,127)
Class C	—	(1,590,961)
Class N	(280,710)	(855,565)
Class Y	(1,095,449)	(7,264,559)

	(25,940,769)	(49,644,220)

Capital Stock Transactions
Net decrease in net assets resulting from capital stock transactions:
Class A	(178,455,219)	(453,712,544)
Class B	(75,824,856)	(93,387,538)
Class C	(40,363,575)	(64,060,086)
Class N	(14,502,806)	(15,986,029)
Class Y	(756,692)	(394,420,348)

	(309,903,148)	(1,021,566,545)

Net Assets
Total increase (decrease)	826,595,765	(779,327,706)
Beginning of period	5,043,219,740	5,822,547,446

End of period (including accumulated net investment income of $17,265,096 and $26,817,384, respectively)	$5,869,815,505	$5,043,219,740

See accompanying Notes to Financial Statements.
20 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	February 28, 2011	Year Ended August 31,
Class A	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$27.17	$26.17	$32.25	$43.21	$39.12	$36.18

Income (loss) from investment operations:
Net investment income[1]	.11	.21	.29	.36	.42	.35
Net realized and unrealized gain (loss)	6.31	1.04	(6.00)	(5.62)	5.64	2.96

Total from investment operations	6.42	1.25	(5.71)	(5.26)	6.06	3.31

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.17)	(.25)	(.37)	(.47)	(.38)	(.37)
Distributions from net realized gain	—	—	—	(5.23)	(1.59)	—

Total dividends and/or distributions to shareholders	(.17)	(.25)	(.37)	(5.70)	(1.97)	(.37)

Net asset value, end of period	$33.42	$27.17	$26.17	$32.25	$43.21	$39.12
	=

Total Return, at Net Asset Value[2]	23.68%	4.75%	(17.29)%	(13.77)%	15.90%	9.19%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,681,228	$3,959,992	$4,237,059	$5,959,723	$8,015,873	$7,680,186

Average net assets (in thousands)	$4,492,053	$4,309,071	$3,967,782	$7,013,377	$8,183,830	$7,845,096

Ratios to average net assets:[3]
Net investment income	0.71%	0.76%	1.26%	1.00%	1.00%	0.93%
Total expenses	0.99%[4]	1.03%[4]	1.06%[4]	0.92%[4]	0.89%[4]	0.92%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.99%	1.03%	1.05%	0.92%	0.89%	0.92%

Portfolio turnover rate	10%	53%	120%	120%	104%	84%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2011	0.99%
Year Ended August 31, 2010	1.03%
Year Ended August 31, 2009	1.06%
Year Ended August 31, 2008	0.92%
Year Ended August 31, 2007	0.89%
See accompanying Notes to Financial Statements.
21 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2011	Year Ended August 31,
Class B	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$26.37	$25.42	$31.13	$41.83	$37.87	$34.99

Income (loss) from investment operations:
Net investment income (loss)[1]	(.02)	(.02)	.11	.09	.10	.05
Net realized and unrealized gain (loss)	6.11	1.01	(5.73)	(5.45)	5.48	2.86

Total from investment operations	6.09	.99	(5.62)	(5.36)	5.58	2.91

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.04)	(.09)	(.11)	(.03)	(.03)
Distributions from net realized gain	—	—	—	(5.23)	(1.59)	—

Total dividends and/or distributions to shareholders	—	(.04)	(.09)	(5.34)	(1.62)	(.03)

Net asset value, end of period	$32.46	$26.37	$25.42	$31.13	$41.83	$37.87

Total Return, at Net Asset Value[2]	23.10%	3.88%	(17.94)%	(14.41)%	15.06%	8.32%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$352,570	$355,717	$429,906	$735,669	$1,206,240	$1,453,679

Average net assets (in thousands)	$351,301	$390,057	$441,757	$949,862	$1,354,135	$1,685,648

Ratios to average net assets:[3]
Net investment income (loss)	(0.15)%	(0.08)%	0.50%	0.24%	0.24%	0.13%
Total expenses	2.02%[4]	2.05%[4]	1.99%[4]	1.67%[4]	1.65%[4]	1.71%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.85%	1.88%	1.83%	1.67%	1.65%	1.71%

Portfolio turnover rate	10%	53%	120%	120%	104%	84%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2011	2.02%
Year Ended August 31, 2010	2.05%
Year Ended August 31, 2009	1.99%
Year Ended August 31, 2008	1.67%
Year Ended August 31, 2007	1.65%
See accompanying Notes to Financial Statements.
22 | OPPENHEIMER MAIN STREET FUND

	Six Months
	Ended
	February 28, 2011	Year Ended August 31,
Class C	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$26.20	$25.27	$30.99	$41.71	$37.81	$34.98

Income (loss) from investment operations:
Net investment income (loss)[1]	— [2]	.01	.12	.09	.11	.07
Net realized and unrealized gain (loss)	6.08	.99	(5.71)	(5.43)	5.46	2.85

Total from investment operations	6.08	1.00	(5.59)	(5.34)	5.57	2.92

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	(.07)	(.13)	(.15)	(.08)	(.09)
Distributions from net realized gain	—	—	—	(5.23)	(1.59)	—

Total dividends and/or distributions to shareholders	—	(.07)	(.13)	(5.38)	(1.67)	(.09)

Net asset value, end of period	$32.28	$26.20	$25.27	$30.99	$41.71	$37.81

Total Return, at Net Asset Value[3]	23.21%	3.96%	(17.89)%	(14.42)%	15.09%	8.36%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$600,553	$522,449	$563,551	$817,302	$1,126,093	$1,107,962

Average net assets (in thousands)	$583,919	$565,220	$533,614	$967,371	$1,155,527	$1,163,337

Ratios to average net assets:[4]
Net investment income (loss)	(0.03)%	0.03%	0.52%	0.26%	0.26%	0.18%
Total expenses	1.73%[5]	1.76%[5]	1.80%[5]	1.66%[5]	1.64%[5]	1.67%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.73%	1.76%	1.79%	1.66%	1.64%	1.67%

Portfolio turnover rate	10%	53%	120%	120%	104%	84%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2011	1.73%
Year Ended August 31, 2010	1.76%
Year Ended August 31, 2009	1.80%
Year Ended August 31, 2008	1.66%
Year Ended August 31, 2007	1.64%
See accompanying Notes to Financial Statements.
23 | OPPENHEIMER MAIN STREET FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2011	Year Ended August 31,
Class N	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$26.77	$25.80	$31.73	$42.59	$38.59	$35.71

Income (loss) from investment operations:
Net investment income[1]	.07	.14	.23	.26	.30	.24
Net realized and unrealized gain (loss)	6.22	1.02	(5.88)	(5.54)	5.57	2.92

Total from investment operations	6.29	1.16	(5.65)	(5.28)	5.87	3.16

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.08)	(.19)	(.28)	(.35)	(.28)	(.28)
Distributions from net realized gain	—	—	—	(5.23)	(1.59)	—

Total dividends and/or distributions to shareholders	(.08)	(.19)	(.28)	(5.58)	(1.87)	(.28)

Net asset value, end of period	$32.98	$26.77	$25.80	$31.73	$42.59	$38.59

Total Return, at Net Asset Value[2]	23.50%	4.48%	(17.51)%	(13.99)%	15.59%	8.87%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$115,685	$106,628	$117,889	$176,119	$238,068	$207,339

Average net assets (in thousands)	$114,753	$119,175	$111,693	$208,400	$232,421	$194,639

Ratios to average net assets:[3]
Net investment income	0.45%	0.50%	1.01%	0.74%	0.73%	0.63%
Total expenses	1.24%[4]	1.28%[4]	1.33%[4]	1.17%[4]	1.17%[4]	1.22%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.24%	1.28%	1.30%	1.17%	1.17%	1.22%

Portfolio turnover rate	10%	53%	120%	120%	104%	84%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2011	1.24%
Year Ended August 31, 2010	1.28%
Year Ended August 31, 2009	1.33%
Year Ended August 31, 2008	1.17%
Year Ended August 31, 2007	1.17%
See accompanying Notes to Financial Statements.
24 | OPPENHEIMER MAIN STREET FUND

	Six Months
	Ended
	February 28, 2011					Year Ended August 31,
Class Y	(Unaudited)	2010	2009	2008		2007	2006

Per Share Operating Data
Net asset value, beginning of period	$27.27	$26.27	$32.44	$43.45		$39.33	$36.38

Income (loss) from investment operations:
Net investment income[1]	.18	.37	.42	.52		.60	.52
Net realized and unrealized gain (loss)	6.32	1.03	(6.07)	(5.65)		5.67	2.96

Total from investment operations	6.50	1.40	(5.65)	(5.13)		6.27	3.48

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.31)	(.40)	(.52)	(.65)		(.56)	(.53)
Distributions from net realized gain	—	—	—	(5.23)		(1.59)	—

Total dividends and/or distributions to shareholders	(.31)	(.40)	(.52)	(5.88)		(2.15)	(.53)

Net asset value, end of period	$33.46	$27.27	$26.27	$32.44		$43.45	$39.33

Total Return, at Net Asset Value[2]	23.90%	5.27%	(16.82)%	(13.40)%		16.40%	9.63%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$119,780	$98,434	$474,142	$737,172		$926,217	$668,823

Average net assets (in thousands)	$112,672	$436,261	$417,293	$827,919		$844,472	$594,018

Ratios to average net assets:[3]
Net investment income	1.12%	1.30%	1.79%	1.42%		1.42%	1.38%
Total expenses	0.57%[4]	0.49%[4]	0.49%[4]	0.49	% [4]	0.48%[4]	0.49%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.57%	0.49%	0.49%	0.49%		0.48%	0.49%

Portfolio turnover rate	10%	53%	120%	120%		104%	84%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2011	0.57%
Year Ended August 31, 2010	0.49%
Year Ended August 31, 2009	0.49%
Year Ended August 31, 2008	0.49%
Year Ended August 31, 2007	0.48%
See accompanying Notes to Financial Statements.
25 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Main Street Fund (the “Fund”) is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek a high total return. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued
26 | OPPENHEIMER MAIN STREET FUND

at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a
27 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended August 31, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of August 31, 2010, the Fund had available for federal income tax purposes and unused capital loss carryforwards as follows:

Expiring

2011	$158,742
2016	74,319
2017	592,039,213
2018	935,844,306

Total	$1,528,116,580

Of these losses, $2,116,774 are subject to loss limitation rules resulting from merger activity. These limitations generally reduce the utilization of these losses to a maximum of $1,141,357 per year.
     As of February 28, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $1,340,836,405 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the
28 | OPPENHEIMER MAIN STREET FUND

current fiscal year. During the six months ended February 28, 2011, it is estimated that the Fund will utilize $187,280,175 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$4,477,304,947

Gross unrealized appreciation	$1,420,470,403
Gross unrealized depreciation	(13,534,302)

Net unrealized appreciation	$1,406,936,101

Directors’ Compensation. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
29 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Capital Stock
The Fund has authorized 840 million shares of $0.01 par value capital stock. Transactions in shares of capital stock were as follows:
30 | OPPENHEIMER MAIN STREET FUND

	Six Months Ended February 28, 2011		Year Ended August 31, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	6,354,262	$197,460,054	9,661,358	$269,667,851
Dividends and/or distributions reinvested	737,175	23,213,619	1,325,746	37,226,964
Acquisition—Note 5	—	—	583,720	15,795,468
Redeemed	(12,742,795)	(399,128,892)	(27,738,843)	(776,402,827)

Net decrease	(5,651,358)	$(178,455,219)	(16,168,019)	$(453,712,544)

Class B
Sold	661,348	$20,224,571	1,624,572	$44,327,673
Dividends and/or distributions reinvested	—	—	20,901	572,985
Acquisition—Note 5	—	—	1,145,353	30,076,977
Redeemed	(3,292,949)	(96,049,427)	(6,211,545)	(168,365,173)

Net decrease	(2,631,601)	$(75,824,856)	(3,420,719)	$(93,387,538)

Class C
Sold	592,463	$18,064,715	1,330,701	$36,094,146
Dividends and/or distributions reinvested	—	—	52,449	1,428,197
Acquisition—Note 5	—	—	330,946	8,637,696
Redeemed	(1,928,275)	(58,428,290)	(4,078,581)	(110,220,125)

Net decrease	(1,335,812)	$(40,363,575)	(2,364,485)	$(64,060,086)

Class N
Sold	275,563	$8,536,013	718,274	$19,883,784
Dividends and/or distributions reinvested	8,679	269,931	29,804	826,171
Acquisition—Note 5	—	—	12,671	337,806
Redeemed	(759,469)	(23,308,750)	(1,347,132)	(37,033,790)

Net decrease	(475,227)	$(14,502,806)	(586,383)	$(15,986,029)

Class Y
Sold	316,188	$10,068,216	6,508,070	$183,496,054
Dividends and/or distributions reinvested	31,211	983,132	255,157	7,164,816
Acquisition—Note 5	—	—	—	—
Redeemed	(377,400)	(11,808,040)	(21,204,302)	(585,081,218)

Net decrease	(30,001)	$(756,692)	(14,441,075)	$(394,420,348)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended February 28, 2011, were as follows:

	Purchases	Sales

Investment securities	$563,023,567	$944,124,088
31 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $200 million	0.65%
Next $150 million	0.60
Next $150 million	0.55
Over $500 million	0.45
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2011, the Fund paid $7,350,638 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and
32 | OPPENHEIMER MAIN STREET FUND

servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2010 were as follows:

Class B	$11,441,588
Class C	45,532,152
Class N	4,610,221
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor	Distributor

February 28, 2011	$370,831	$10,503	$328,535	$19,773	$5,288
Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended February 28, 2011, the Manager waived fees and/or reimbursed the Fund $55,493 for IMMF management fees.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended February 28, 2011, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$288,623
Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
33 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Acquisition of Oppenheimer Principal Protected Main Street Fund
On August 26, 2010, the Fund acquired all of the net assets of Oppenheimer Principal Protected Main Street Fund, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Principal Protected Main Street Fund shareholders on August 20, 2010. The exchange qualified as a tax-free reorganization for federal income tax purposes.
Details of the merger are shown in the following table:

	Exchange Ratio
	to One Share of	Shares of	Value of
	the Oppenheimer	Beneficial	Issued Shares	Combined Net
	Principal Protected	Interest Issued	of Beneficial	Assets on
	Main Street Fund	by the Fund	Interest	August 26, 2010[1]

Class A	0.285117	583,720	$15,795,468	$3,955,416,271
Class B	0.288224	1,145,353	$30,076,977	$354,739,043
Class C	0.290754	330,946	$8,637,696	$521,809,963
Class N	0.290364	12,671	$337,806	$106,768,271

1.	Includes the unused capital loss carryforward of $975,417, potential utilization subject to tax limitations.
6. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among
34 | OPPENHEIMER MAIN STREET FUND

others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff. On February 28, 2011, a Stipulation of Partial Settlement of certain of those lawsuits was filed in the U.S. District Court for the Southern District of New York. That proposed settlement is subject to final approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. The proposed settlement does not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that the following subsequent events warranted disclosure:
     On March 24, 2011, the Fund acquired all of the net assets of Oppenheimer Principal Protected Main Street Fund II, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Principal Protected Main Street Fund II shareholders on March 18, 2011. The exchange qualified as a tax-free reorganization for federal income tax purposes.
Details of the merger are shown in the following table:

	Exchange Ratio
	to One Share of	Shares of	Value of
	the Oppenheimer	Beneficial	Issued Shares	Combined Net
	Principal Protected	Interest Issued	of Beneficial	Assets on
	Main Street Fund II	by the Fund	Interest	March 25, 2011[1]

Class A	0.795982	513,670	$16,951,106	$4,543,467,045
Class B	0.822250	698,547	$22,381,460	$425,452,819
Class C	0.829921	288,707	$9,201,081	$601,721,880

1.	Includes the unused capital loss carryforward of $7,798,379, potential utilization subject to tax limitations.
35 | OPPENHEIMER MAIN STREET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Subsequent Events Evaluation Continued
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Under the Act, future capital losses generated by a fund may be carried over indefinitely, but these losses must be used prior to the utilization of any pre-enactment capital losses. Since pre-enactment capital losses may only be carried forward for eight years, there may be a greater likelihood that all or a portion of a fund’s pre-enactment capital losses will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
36 | OPPENHEIMER MAIN STREET FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding — Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
37 | OPPENHEIMER MAIN STREET FUND

OPPENHEIMER MAIN STREET FUND ®
A Series of Oppenheimer Main Street Funds, Inc.

Directors and Officers	William L. Armstrong, Chairman of the Board of Directors and Director
George C. Bowen, Director
Edward L. Cameron, Director
Jon S. Fossel, Director
Sam Freedman, Director
Beverly L. Hamilton, Director
Robert J. Malone, Director
F. William Marshall, Jr., Director
William F. Glavin, Jr., Director, President and Principal Executive Officer
Manind Govil, Vice President and Portfolio Manager
Benjamin Ram, Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent	KPMG llp
Registered Public
Accounting Firm

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
38 | OPPENHEIMER MAIN STREET FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
39 | OPPENHEIMER MAIN STREET FUND

PRIVACY POLICY NOTICE
Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number — whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
40 | OPPENHEIMER MAIN STREET FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2)	Exhibits attached hereto.

(3)	Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Main Street Funds, Inc.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	04/11/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	04/11/2011

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	04/11/2011